Concorde Funds, Inc.
Concorde Wealth Management Fund (the “FUND”)

Supplement dated June 6, 2025 to
the Statutory Prospectus and Statement of Additional Information (“SAI”) dated January 31, 2025

Effective June 30, 2025, the mailing address for the FUND has changed. Going forward, please send written requests to obtain FUND documentation, or to purchase, redeem, or exchange shares of the FUND to:

Regular Mail:
Concorde Funds, Inc.
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Concorde Funds, Inc.
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus and SAI